Investment in Associates (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Rollforward of investment in associate
Beginning balance	$ 20,713
Additions	158
Share of profit of associates	558
Dividend declared	(428)
Ending balance	$ 21,001